Intangible Assets and Goodwill - Carrying Amount of Intangible Assets for Partnership's Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 61,316	$ 204,623
Finite-Lived Intangible Assets, Accumulated Amortization	(47,816)	(184,189)
Intangible Assets, Net (Excluding Goodwill), Total	13,500	20,434
Amortization of intangible assets	6,900	10,000	$ 11,600
LNG segment
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	36,506	179,813
Finite-Lived Intangible Assets, Accumulated Amortization	(31,395)	(173,242)
Intangible Assets, Net (Excluding Goodwill), Total	$ 5,111	$ 6,571
Weighted-average amortization period of intangible assets consisted of time-charter contracts	25 years	20 years 8 months 12 days
Natural Gas Liquid Segment
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 24,810	$ 24,810
Finite-Lived Intangible Assets, Accumulated Amortization	(16,421)	(10,947)
Intangible Assets, Net (Excluding Goodwill), Total	$ 8,389	$ 13,863
Weighted-average amortization period of intangible assets consisted of time-charter contracts	4 years 8 months 12 days	4 years 8 months 12 days